UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2619

Date of fiscal year end:   06/30/2013

Date of reporting period: 09/30/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMERICAFIRST FUNDS
AMERICAFIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

COMMON STOCK - (94.45%)	Shares	Value

Agriculture - (4.83%)
Bunge Ltd.	9,436	$ 632,684

Biotechnology - (9.40%)
Amgen, Inc.	7,157	603,478
PDL BioPharma, Inc.	81,605	627,542
		1,231,020
Cosmetics / Personal Care - (5.33%)
Revlon, Inc. *	45,261	698,830

Food - (23.14%)
Diamond Foods, Inc.	30,535	574,669
Hillshire Brands Co.	23,039	616,984
Ingredion, Inc.	11,158	615,475
Smithfield Foods, Inc. *	31,088	610,879
Tyson Foods, Inc.	38,353	614,415
		3,032,422
Healthcare - Products - (4.76%)
Alere, Inc. *	31,982	623,329

Healthcare - Services - (5.34%)
HCA Holdings, Inc.	21,037	699,480

Household Products / Wares - (5.01%)
Jarden Corp.	12,427	656,643

Housewares - (4.92%)
Libbey, Inc. *	40,886	645,181

Pharmaceuticals - (22.91%)
AmerisourceBergen Corp.	15,592	603,566
Herbalife Ltd.	12,412	588,329
McKesson Corp.	6,895	593,177
Mylan, Inc. *	25,482	621,761
Warner Chilcott PLC	44,098	595,323
		3,002,156
Retail - (4.29%)
Nu Skin Enterprises, Inc.	14,476	562,103

Telecommunications - (4.52%)
Vodafone Group PLC - ADR	20,768	591,888

TOTAL COMMON STOCK ( Cost - $12,411,203)		12,375,736

TOTAL INVESTMENTS IN SECURITIES
HELD LONG (Cost $12,411,203)(a) - 94.45%		$ 12,375,736

TOT INVESTMENTS IN SECURITIES
SOLD SHORT (Proceeds $2,928,038) - (-24.28%)		(3,181,033)

OTHER ASSESTS IN EXCESS OF LIABILITIES, NET - 29.83%		3,908,183

NET ASSETS - 100%		$ 13,102,886

INVESTMENTS IN SECURITIES SOLD SHORT - (-24.28%)

COMMON STOCK - (-24.28%)	Shares	Value

Beverages - (-1.49%)
Green Mountain Coffee Roasters, Inc. *	8,235	$ 195,581

Computers - (-1.78%)
Riverbed Technology, Inc. *	10,015	233,049

Diversified Financial Services - (-1.57%)
E*TRADE Financial Corp. *	23,361	205,810

Food - (-1.57%)
Ralcorp Holdings, Inc. *	2,821	205,933

Internet - (-9.73%)
Ctrip.com International Ltd. - ADR *	12,412	209,515
Facebook Inc. - Cl. A *	11,087	240,033
Groupon, Inc. - Cl. A *	48,242	229,632
Netflix, Inc. *	3,352	182,483
Pandora Media, Inc. *	16,650	182,317
SINA Corp. *	3,569	230,843
		1,274,823
Mining - (-5.40%)
Coeur d'Alene Mines Corp. *	8,708	251,052
McEwen Mining, Inc. *	50,557	232,057
Stillwater Mining Co. *	19,013	224,163
		707,272
Telecommunications - (-2.74%)
Clearwire Corp. - Cl. A *	125,128	168,923
Polycom, Inc. *	19,214	189,642
		358,565

TOTAL COMMON STOCK (Proceeds $2,928,038)		$ 3,181,033

ADR - American Depositary Receipt
PLC - Public Liability Company.
* Non-income producing security
(a) At September 30, 2012, net unrealized depreciation on investment securities for financial reporting purposes was as follows:
Aggregrate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 577,766
Aggregrate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(866,228)
		$ (288,462)

The accompanying notes are an integral part of these schedules of investments

AMERICAFIRST FUNDS
AMERICAFIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCK - (98.01%)	Shares	Value

Investment Companies - (9.31%)
Gladstone Capital Corp.	80,000	$ 700,000
Prospect Capital Corp.	113,672	1,309,501
		2,009,501
Iron & Steel - (6.20%)
Great Northern Iron Ore Properties	16,642	1,338,017

Real Estate Investment Trusts - (28.70%)
American Capital Mortgage Investment Corp.	29,703	746,436
Capstead Mortgage Corp.	95,996	1,294,986
Invesco Mortgage Capital, Inc.	66,465	1,337,940
Liberty Property Trust	35,070	1,270,937
Two Harbors Investment Corp.	131,373	1,543,633
		6,193,932

TOTAL COMMON STOCK (Cost $9,807,426)		9,541,450

PREFERRED STOCK - (14.70%)

Banks - (14.70%)
Deutsche Bank Contingent Capital Trust V, 8.05%	36,399	988,233
HSBC Holdings PLC 8%, Series 2	38,238	984,246
Lloyds Banking Group PLC 7.75%	21,996	598,511
Santander Finance Preferred SAU 10.5%	22,280	601,560
		3,172,550

TOTAL PREFERRED STOCK (Cost $3,170,151)		3,172,550

CORPORATE BONDS - (35.77%)	Principal	Value

Aerospace/Defense - (5.14%)
Transdigm, Inc., 7.75%, 12/15/2018	$ 1,000,000	1,110,000

Auto Manufacturers - (2.46%)
Chrysler Group LLC, 8.25%, 6/15/2021	500,000	531,250

Banks - (3.20%)
Regions Financing Trust II, 6.625%, 5/15/2047	700,000	690,375

Food - (3.59%)
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	756,000	774,900

Healthcare - Products - (1.91%)
Bausch & Lomb, Inc., 9.875%, 11/1/2015	400,000	412,000

Healthcare - Services - (5.71%)
HCA, Inc., 8.5%, 4/15/2019	500,000	566,250
IASIS Healthcare LLC, 8.375%, 5/15/2019	700,000	665,875
		1,232,125
Media - (4.12%)
Clear Channel Communications, Inc., 9.0% 3/1/2021	1,000,000	890,000

Packaging & Containers - (3.68%)
Berry Plastics Corp., 9.75% 1/15/2021	700,000	795,375

Retail - (3.04%)
Sears Holding Corp., 6.625%, 10/15/2018	700,000	655,375

Sovereign - (2.92%)
Venezuela Government International Bond, 9.25%, 9/15/2027	700,000	630,000

TOTAL CORPORATE BONDS (Cost $7,615,719)		7,721,400

	Shares	Value

CLOSED END FUNDS - (3.50%)

Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	42,695	$ 756,129
TOTAL CLOSED END FUNDS (Cost $766,372)		756,129

TOTAL INVESTMENTS (Cost $21,359,668)(a) - 98.18%		$ 21,191,529

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.82%		393,107

NET ASSETS - 100%		$ 21,584,636

PLC - Public Liability Company.
ADR - American Depositary Receipt
(a) At September 30, 2012, net unrealized depreciation on investment securities for financial reporting purposes was as follows:
Aggregrate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 237,515
Aggregrate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(405,654)
		$ (168,139)

The accompanying notes are an integral part of these schedules of investments.

AMERICAFIRST FUNDS
AMERICAFIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCK (98.01%)	Shares	Value

Airlines - (3.60%)
Spirit Airlines, Inc. *	79,976	$ 1,365,990

Computers - (5.07%)
j2 Global, Inc.	58,651	1,924,926

Electric - (7.97%)
Pepco Holdings, Inc.	77,839	1,471,157
Portland General Electric Co.	57,477	1,554,178
		3,025,335
Electronics - (3.59%)
Zagg, Inc. *	159,875	1,363,734

Energy - Alternative Sources - (3.35%)
Clean Energy Fuels Corp. *	96,500	1,270,905

Engineering & Construction - (5.41%)
MasTec, Inc. *	104,171	2,052,169

Food - (4.57%)
Fresh Market, Inc. *	28,937	1,735,641

Gas - (8.30%)
Atmos Energy Corp.	43,788	1,567,173
Northwest Natural Gas Co.	32,174	1,584,248
		3,151,421
Healthcare Services - (7.38%)
Health Net, Inc. *	63,508	1,429,565
WellPoint, Inc.	23,648	1,371,820
		2,801,385
Leisure Time - (3.95%)
Life Time Fitness, Inc. *	32,772	1,498,991

Pharmaceuticals - (12.53%)
AstraZeneca PLC * - ADR	34,390	1,645,905
Forest Laboratories, Inc.	43,789	1,559,326
GlaxoSmithKline PLC - ADR	33,578	1,552,647
		4,757,878
Real Estate Investment Trusts - (8.79%)
American Capital Agency Corp.	45,800	1,584,222
Newcastle Incestment Corp.	232,805	1,753,022
		3,337,244
Retail - (4.00%)
GNC Holdings, Inc.	39,003	1,519,947

Telecommunications - (15.94%)
BT Group PLC - ADR	46,396	1,725,931
NII Holdings, Inc. *	136,886	1,074,555
Telefonica S.A. - ADR	114,924	1,526,191
Vonage Holdings Corp. *	756,392	1,724,574
		6,051,251
Transportation - (3.56%)
Swift Transportation Co. *	156,726	1,350,978

TOTAL COMMON STOCK (Cost $37,136,320)		37,207,795

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $37,136,320)(a) - 98.01%		$ 37,207,795

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $10,535,793) - (-30.39%)		(11,535,281)

OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 32.38%		12,291,393

NET ASSETS - 100%		$ 37,963,907

INVESTMENT IN SECURITIES SOLD SHORT - (-30.39%)

COMMON STOCK - (-30.39%)	Shares	Value

Beverages - (-1.87%)
Green Mountain Coffee Roasters, Inc. *	29,875	$ 709,531

Computers - (-2.23%)
RiverBed Tichnology, Inc. *	36,331	845,422

Diversified Financial Services - (-1.97%)
E*TRADE Financial Corp. *	84,745	746,604

Food - (-1.97%)
Ralcorp Holdings, Inc. *	10,235	747,155

Internet - (-12.17%)
Ctrip.com International Ltd. * - ADR	45,025	760,022
Facebook, Inc. *	40,218	870,720
Groupon, Inc. *	175,003	833,014
Netflix, Inc. *	12,161	662,045
Pandora Media, Inc. *	60,000	657,000
SINA Corp. *	12,946	837,347
		4,620,148

Mining - (-6.76%)
Coeur d'Alene Mines Corp *	31,590	910,740
McEwen Mining, Inc. *	183,399	841,801
Stillwater Mining Co. *	68,971	813,168
		2,565,709
Telecommunications - (-3.42%)
Clearwire Corp. *	453,913	612,783
Polycom, Inc. *	69,699	687,929
		1,300,712

TOTAL COMMON STOCK (Proceeds $10,535,793)		$ 11,535,281

ADR - American Depositary Receipt.
PLC - Public Liability Company.
* Non-income producing security
(a) At September 30, 2012, net unrealized depreciation on investment securities for financial reporting purposes was as follows:
Aggregrate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 1,957,165
Aggregrate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(2,885,178)
		$ (928,013)

The accompanying notes are an integral part of these schedules of investments.

AMERICAFIRST FUNDS
AMERICAFIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCK - (33.11%)	Shares	Value

Agriculture - (6.35%)
Andersons, Inc.	23,697	$ 892,429
Lorillard, Inc.	7,661	892,124
Philip Morris International, Inc.	11,585	1,041,955
		2,826,508

Biotechnology - (2.70%)
Celgene Corp. *	15,756	1,203,758

Computers - (3.19%)
Hewlett-Packard Co.	33,580	572,875
Seagate Technology PLC	27,307	846,517
		1,419,392
Electronics - (2.86%)
Analogic Corp.	16,305	1,274,562

Food - Products - (7.22%)
Hillshire Brands Co.	34,872	933,872
Ingredion, Inc.	20,415	1,126,091
JM Smucker Co.	13,386	1,155,613
		3,215,576

Pharmaceuticals - (4.78%)
Endo Health Solutions, Inc. *	32,632	1,035,087
Pfizer, Inc.	43,953	1,092,232
		2,127,319
Semiconductors - (4.12%)
Cirrus Logic, Inc. *	22,623	868,497
Mellanox Technologies Ltd. *	9,535	968,089
		1,836,586
Telecommunications - (1.89%)
Nokia OYJ - ADR	326,231	840,045

TOTAL COMMON STOCK (Cost $13,351,416)		14,743,746

CORPORATE BONDS - (20.14%)	Principal	Value

Auto Manufacturers - (1.67%)
Ford Motor Co., 7.45%, 7/16/2031	$ 600,000	745,506

Banks - (0.04%)
Banco Hipotecario S.A., 9.75%, 04/27/2016	20,000	17,800

Commercial Services - (4.44%)
Ceridian Corp., Inc., 11.25%, 11/15/2015	2,000,000	1,977,500

Diversified Financial Services - (0.23%)
Nuveen Investments, Inc., 10.50%, 11/15/2015	100,000	103,750

Food - (1.05%)
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	454,000	465,350

Healthcare - Services - (5.72%)
Capella Healthcare, Inc., 9.25%, 7/1/2017	600,000	643,500
IASIS Healthcare LLC, 8.375%, 5/15/2019	2,000,000	1,902,500
		2,546,000

Sovereign - (4.04%)
Venezuela Government International Bond, 9.25%, 9/15/2027	2,000,000	1,800,000

Telecommunications - (2.94%)
Embarq Corp., 7.995%, 6/1/2036	600,000	673,836
Intelsat Luxembourg S.A., 11.25%, 2/4/2017	600,000	636,000
		1,309,836

TOTAL CORPORATE BONDS (Cost $8,864,803)		8,965,742

EXCHANGE-TRADED FUNDS - (15.55%)	Shares	Value

Debt Funds - (15.55%)
iShares Barclays Credit Bond Fund	15,220	1,733,862
iShares iBoxx $ High Yield Corporate Bond Fund	18,555	1,713,925
iShares iBoxx Investment Grade Corporate Bond Fund	14,372	1,750,079
SPDR Barclays Capital High Yield Bond ETF	42,942	1,727,127
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,709,384)		6,924,993

PREFERRED STOCKS - (25.62%)

Banks - (15.79%)
Bank of America Corp., 8.20%	33,476	870,041
Countrywide Capital V, 7.00%	34,851	877,897
Deutsche Bank Contingent Capital Trust V, 8.05%	33,067	897,769
GMAC Capital Trust I, 8.125%	35,981	903,483
HSBC Holdings PLC, 8.125%	32,828	844,993
Lloyds Banking Group PLC, 7.75%	32,471	883,536
Santander Finance Preferres SAU, 10.50%	32,891	888,057
Zions Bancorporation, 9.50%, Series C	33,004	863,715
		7,029,491
Diversified Financial Services - (3.95%)
Credit Suisse AG/Guernsey, 7.90%	33,244	862,349
Morgan Stanlet Capital Trust VII, 6.60%	35,981	895,927
		1,758,276
Insurance - (5.88%)
Aegon NV, 7.25%	34,177	865,703
ING Groep NV, 8.50%	33,989	890,512
MetLife, Inc., 6.50%, Series B	33,541	863,345
		2,619,560

TOTAL PREFERRED STOCKS (Cost $11,207,868)		11,407,327

SHORT-TERM INVESTMENTS - (4.93%)
Fidelity Institutional Money Market Fund Class I, 0.20% **	2,193,819	2,193,819
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,193,819)		2,193,819

TOTAL INVESTMENTS (Cost $42,327,290)(a) - 99.35%		$ 44,235,627

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.65%		289,183
NET ASSETS - 100%		$ 44,524,810

PLC - Public Liability Company.
ADR - American Depositary Receipt.
* Non-income producing security
** Rate shown represents the rate at September 30, 2012, is subject to change daily.
(a) At September 30, 2012, net unrealized appreciation on investment securities for financial reporting purposes was as follows:
Aggregrate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 2,313,221
Aggregrate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(404,884)
		$ 1,908,337

The accompanying notes are an integral part of these schedules of investments.

AmericaFirst Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,375,736	-	-	$ 12,375,736
Total	$ 12,375,736	-	-	$ 12,375,736

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 3,181,033	-	-	$ 3,181,033
Total	$ 3,181,033	-	-	$ 3,181,033

AmericaFirst Income Trends Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,541,450	-	-	$ 9,541,450
Corporate Bonds	-	7,721,400		7,721,400
Preferred Stock	3,172,550	-	-	3,172,550
Closed End Funds	756,129	-	-	756,129
Total	$ 13,470,129	$ 7,721,400	-	$ 21,191,529

AmericaFirst Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 37,207,795	-	-	$ 37,207,795
Total	$ 37,207,795	-	-	$ 37,207,795

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 11,535,281	-	-	$ 11,535,281
Total	$ 11,535,281	-	-	$ 11,535,281

AmericaFirst Quantitative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,743,746	-	-	$ 14,743,746
Corporate Bonds	-	8,965,742	-	8,965,742
Exchange-Traded Funds	6,924,993	-	-	6,924,993
Preferred Stock	11,407,327	-	-	11,407,327
Short Term Investments	-	2,193,819	-	2,193,819
Total	$ 33,076,066	$ 11,159,561	-	$ 44,235,627

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

 Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 29, 2012